Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of lease obligations

Lease obligations as at December 31 are as follows:

	2022			2021
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other leases	12,942	8,929	21,871	9,968	8,390	18,358
Total	12,942	8,929	21,871	9,968	8,390	18,358

Schedule of non-current payment obligations under leases by maturity

The detail, by maturity, of the non-current payment obligations under leases as of December 31, 2022 is as follows:

	2024	2025	2026	2027	2028 and after	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Other leases	4,420	2,930	1,739	1,506	3,643	14,238
Total	4,420	2,930	1,739	1,506	3,643	14,238

Schedule of effect on components of consolidated financial statements

	2022	2021
	US$'000	US$'000
Balance at January 1,	(18,358)	(22,536)
Additions	(14,979)	(7,761)
Disposals and other	713	517
Interest	(1,587)	(1,100)
Lease payments	11,590	11,285
Exchange differences	750	1,237
Balance at December 31,	(21,871)	(18,358)

Schedule of leases presented in the statement of financial position

	2022	2021
	US$'000	US$'000
Non-current assets
Leased land and buildings	21,245	17,156
Leased plant and machinery	31,358	27,762
Accumulated depreciation	(34,622)	(29,855)

Non-current liabilities
Lease liabilities	(12,942)	(9,968)

Current liabilities
Lease liabilities	(8,929)	(8,390)

Schedule of leases presented in the consolidated income statement

	2022	2021
	US$'000	US$'000
Depreciation and amortization charges, operating allowances and write-downs
Depreciation of right of use assets	4,767	7,357

Finance costs
Interest expense on lease liabilities	1,587	1,100

Exchange differences
Currency translation losses on lease liabilities	750	1,237
Currency translation gains on right of use assets	(812)	(1,838)

Schedule of leases presented in the statement of cash flows

	2022	2021
	US$'000	US$'000
Payments for:
Principal	10,003	10,185
Interest	1,587	1,100